LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Loan Commitments Financial Guarantees And Similar Instruments
Scheduler of loan commitments, financial guarantees and similar instruments
	R$ thousands
	On December 31, 2023	On December 31, 2022
Commitments to extend credit (1)	299,288,995	318,281,881
Financial guarantees (2)	105,816,558	97,960,932
Letters of credit for imports	439,463	793,921
Total	405,545,016	417,036,734

(1) It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) It refers to guarantees mostly provided for Corporate customers.